Net (Loss) / Income per Share (Tables)	12 Months Ended
Dec. 31, 2014
Net (Loss) / Income per Share [Abstract]
Reconciliation of Basic and Diluted Net Loss per Share
	For the Years Ended December 31,
	2014	2013	2012
Net loss from continuing operations	$(8,709,653)	$(15,364,030)	$(4,521,299)
Less: Net loss attributable to noncontrolling interests from continuing operations	(1,192,994)	(899,764)	(487,799)
Net loss attributable to Tri-Tech Holding Inc. shareholders from continuing operations	(7,516,659)	(14,464,266)	(4,033,500)

Net income attributable to Tri-Tech Holding Inc. shareholders from discontinued operations	1,186,570	531,106	1,769,426
Net loss attributable to Tri-Tech Holding Inc. shareholders	(6,330,089)	(13,933,160)	(2,264,074)
Weighted-average number of shares used to compute basic net (loss) / income per share	8,449,774	8,342,056	8,211,089
Weighted-average number of shares used to compute diluted net (loss) / income per share	8,449,774	8,342,056	8,211,089
Net loss from continuing operations per share – Basic and Diluted	$(0.89)	$(1.73)	$(0.49)
Net income from discontinued operations per share – Basic and Diluted	$0.14	$0.06	$0.21
Net loss per share – Basic and Diluted	$(0.75)	$(1.67)	$(0.28)